Dividends - Summary of Dividends (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Dividends Paid [abstract]
Proposed final – Nil (2020: Nil, 2019: 0.050) per ordinary share	¥ 0	¥ 0	¥ 819